GOING CONCERN AND MANAGEMENT’S PLAN	6 Months Ended
Mar. 31, 2026
Goodvision AI Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
GOING CONCERN AND MANAGEMENT’S PLAN

Note 2. Going Concern and Management’s Plan

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. In accordance with Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, management is required to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern.

As of March 31, 2026, the Company identified the following conditions relevant to the going concern assessment: (i) a working capital deficit of approximately $(601,897), compared to $(384,885) as of December 31, 2025 and positive working capital of $149,916 as of September 30, 2025; (ii) a net loss of approximately $(737,021) for the six months ended March 31, 2026; (iii) an accumulated deficit of approximately $(587,105); (iv) net cash used in operating activities of approximately $(342,963) for the six months ended March 31, 2026; (v) $740,000 of short-term loans from related parties maturing within the evaluation period; (vi) concentration of revenue among a limited number of customers, with the Company’s largest customer representing approximately 61% of revenue and its two largest customers representing approximately 77% of revenue for the six months ended March 31, 2026; and (vii) the uncertainty associated with the proposed business combination with Calisa Acquisition Corp., the consummation of which is subject to conditions outside the Company’s control.

Management has evaluated whether its plans are sufficient to mitigate the conditions described above. Management has prepared a detailed cash flow forecast covering the twelve-month period following the date these financial statements are available to be issued, which projects net positive cash flows from operating activities in each month of the forecast period. Key components of management’s plans include: (i) continued execution of existing customer contracts, which are expected to generate positive operating cash flows; (ii) continued management of operating expenses and vendor payment timing, including the ability to defer certain related-party payables; and (iii) access to additional working capital financing, as evidenced by financing obtained subsequent to March 31, 2026. The anticipated receipt of trust account proceeds upon consummation of the proposed business combination with Calisa Acquisition Corp. (the “Business Combination”) represents additional potential liquidity but has not been relied upon in management’s assessment, as consummation of the Business Combination is subject to conditions outside the Company’s control.

Additional factors supporting management’s assessment include: (i) the Company held cash and cash equivalents of $2,147,696 as of March 31, 2026 which, together with projected cash flows from operations, management believes is sufficient to fund operations and to repay the $740,000 of short-term loans as they become due; (ii) revenue increased significantly year-over-year, and the Company’s cost structure includes no long-term lease commitments and a meaningful component of discretionary and deferrable spending; and (iii) subsequent to March 31, 2026, the Company obtained additional financing, including a $150,000 related-party loan, a $1,000,000 convertible note, $1,000,000 of equity financing, and a $400,000 related-party working capital loan, and a $500,000 interest-free working capital loan from the Company’s Chief Executive Officer maturing six months from disbursement, and the related party lenders have indicated their willingness to extend the maturity dates of the short-term loans if needed.

Based on the foregoing analysis, management concluded that the conditions described above, considered in the aggregate, initially raised substantial doubt about the Company’s ability to continue as a going concern. Management further concluded that its plans, considered in the aggregate, are sufficient to alleviate that substantial doubt. In reaching this conclusion, management did not rely on the consummation of the Business Combination; because consummation is subject to conditions outside the Company’s control, any proceeds from the Business Combination are treated as additional potential liquidity only. Management determined that the Company’s existing cash and projected cash flows from operations, corroborated by financing obtained subsequent to March 31, 2026 and the Company’s history of related-party financing, are independently sufficient to enable the Company to meet its obligations as they become due within one year after the date these financial statements are available to be issued. Accordingly, the substantial doubt has been alleviated, and these unaudited condensed consolidated financial statements have been prepared on a going concern basis.

Management’s cash flow forecast is inherently subject to estimation uncertainty, including assumptions regarding the timing and magnitude of customer collections and the anticipated change in revenue mix among the Company’s customers. If the Company is unable to generate sufficient cash flows from operations or to obtain additional financing when needed, the Company may be required to reduce or defer planned expenditures or pursue alternative sources of liquidity.